September 13, 2006

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA F

File No. 811-10411, CIK 0001114800

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA F, a unit investment trust registered under the Act, recently mailed to its contract owners the semi/annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, Columbia Funds Variable Insurance Trust, Federated Insurance Series, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, Fidelity Variable Insurance Products Fund and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 29, 2006, AEGON/Transamerica Series Trust, filed its semi/annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 25, 2006, AIM Variable Insurance Funds filed its semi/annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 28, 2006, Federated Insurance Series filed its semi/annual report with the Commission via EDGAR (CIK: 0000912577);

•	On September 7, 2006, Columbia Funds Variable Insurance Trust filed its semi/annual report with the Commission via EDGAR (CIK: 0000898445);

•	On August 29, 2006, MFS® Variable Insurance Trust filed its semi/annual report with the Commission via EDGAR (CIK: 0000918571);

Securities and Exchange Commission

September 13, 2006

•	On August 25, 2006, Oppenheimer Variable Account Funds filed its semi/annual report with the Commission via EDGAR (CIK: 0000752737);

•	On August 28, 2006, Putnam Variable Trust filed its semi/annual report with the Commission via EDGAR (CIK: 0000822671);

•	On August 25, 28 and 29, 2006, Fidelity Variable Insurance Products Fund filed its semi/annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384);

•	On September 1, 2006, Wanger Advisors Trust filed its semi/annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President Transamerica Life Insurance Company